SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment	$ 0.9	$ 0
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)		12.8	(0.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(0.7)	(0.4)
Amortization of transition asset	(0.1)	(0.1)	(0.1)
Recognition of settlement or curtailment gain (loss)	0.2		1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(0.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6
Income tax benefit related to items of other comprehensive income	$ (28.9)	$ (38.4)	$ (2.1)